SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2018 CNY (¥)	May 01, 2018	Sep. 30, 2017 CNY (¥)	Sep. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents, Current	$ 0	$ 529,837
Allowance for Doubtful Accounts Receivable, Current	1,997,310	$ 1,817,050	$ 1,648,178
Value Added Taxes Rate		17.00%			16.00%	17.00%
Revenue from Contract with Customer, Including Assessed Tax	59,238	$ 87,250	138,219
Cash and Cash Equivalents, at Carrying Value	7,682,589	11,278,475	123,649				$ 626,791
Advertising Expense	265,538	69,535	$ 21,715
Short-term Investments	$ 850,829
Cash Deposit Ownership Acquisition Percentage	51.00%			51.00%
Deposits Assets, Noncurrent	$ 4,229,827
Target Company [Member]
Deposits Assets, Noncurrent	3,348,930
Cash [Member]
Deposits Assets, Noncurrent	29,050,449
Other [Member]
Deposits Assets, Noncurrent	880,897
China, Yuan Renminbi [Member]
Cash and Cash Equivalents, at Carrying Value	7,557,901	$ 7,107,387		¥ 51,907,665		¥ 47,296,107
United States of America, Dollars [Member]
Cash and Cash Equivalents, at Carrying Value	$ 124,688